Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income before income taxes [Abstract]
U.S. operations	$ 590,300,000	$ 365,900,000	$ 223,900,000
Foreign operations	60,800,000	367,400,000	418,900,000
Income before income taxes	651,100,000	733,300,000	642,800,000
Current [Abstract]
U.S. federal	46,600,000	102,500,000	83,500,000
U.S. state and local	5,300,000	8,700,000	3,400,000
Foreign	96,400,000	83,100,000	119,400,000
Total Current Income Taxes	148,300,000	194,300,000	206,300,000
Deferred [Abstract]
U.S. federal	5,900,000	(25,800,000)	(33,300,000)
U.S. state and local	2,100,000	900,000	(300,000)
Foreign	(27,100,000)	1,000,000	(5,400,000)
Total Deferred Income Taxes	(19,100,000)	(23,900,000)	(39,000,000)
Income tax provision	129,200,000	170,400,000	167,300,000
U.S. federal statutory tax rate reconciliation [Abstract]
U.S. federal statutory rate (in hundredths)	35.00%	35.00%	35.00%
State and local income taxes (in hundredths)	1.03%	1.02%	0.38%
Foreign statutory rate differential (in hundredths)	(7.30%)	(9.62%)	(7.26%)
Change in valuation allowance on deferred tax assets (in hundredths)	(8.89%)	6.76%	1.99%
Nondeductible expenses (in hundredths)	2.47%	1.64%	1.54%
Net U.S. tax on foreign source income (in hundredths)	(1.67%)	(9.52%)	(5.00%)
All other (in hundredths)	(0.80%)	(2.05%)	(0.62%)
Total (in hundredths)	19.84%	23.23%	26.03%
Total income taxes paid	121,200,000	198,200,000	231,200,000
Deferred tax liabilities [Abstract]
Plant and equipment	(137,600,000)	(70,100,000)
Inventory	(4,500,000)	(14,000,000)
Convertible debentures	0	(2,500,000)
Intangible assets	(90,700,000)	(79,000,000)
Other	(9,300,000)	(10,100,000)
Total deferred tax liabilities	(242,100,000)	(175,700,000)
Deferred tax assets [Abstract]
Postretirement benefits other than pensions	9,500,000	10,300,000
Reserves and accruals	120,400,000	60,700,000
Net operating losses and tax credits	102,000,000	153,700,000
Pensions	16,600,000	16,100,000
Other	22,000,000	21,000,000
Total deferred tax assets	270,500,000	261,800,000
Valuation allowance	(29,700,000)	(96,200,000)
Net deferred tax liabilities	(1,300,000)	(10,100,000)
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	68,400,000	60,400,000	46,600,000
Increases due to tax positions taken prior to the fiscal year	4,200,000	1,000,000	26,100,000
Increases due to tax positions taken during the fiscal year	76,100,000	5,200,000	12,700,000
Decreases relating to settlements with tax authorities	(2,300,000)	(300,000)	(27,600,000)
Decreases resulting from the lapse of applicable statutes of limitation	(100,000)	(200,000)	(1,400,000)
Net increase due to translation and interest	2,100,000	2,300,000	4,000,000
Balance at end of year	148,400,000	68,400,000	60,400,000
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	29,700,000
Tax benefit associated with certain stock benefit plan transactions	4,900,000	17,400,000	9,700,000
Unremitted foreign subsidiary earnings considered permanently reinvested	4,400,000,000
Tax holiday benefit in Singapore and Malaysia jurisdictions	2,300,000	9,500,000
Unrecognized tax benefits expected to settle within twelve months	33,600,000
Income tax expense [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	(57,900,000)	49,600,000	12,900,000
Translation Adjustment [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ (2,600,000)	$ 500,000	$ 4,500,000
United States [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2000
United Kingdom [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2007
Canada [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2004
France [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2006
Germany [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2008
Norway [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2010
Singapore [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2004
Italy [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2007